Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 216,163	$ 97,849	$ 46,471
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(17,210)	11,104	2,849
Unrealized loss on available-for-sale investments	(15,876)	0	0
Other comprehensive income (loss)	(33,086)	11,104	2,849
Comprehensive income	183,077	108,953	49,320
Add: Comprehensive loss attributable to noncontrolling interest	7,539	1,965	277
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$ 190,616	$ 110,918	$ 49,597